Share-Based Compensation Expenses	12 Months Ended
Dec. 31, 2023
Share-Based Compensation Expenses
Share-Based Compensation Expenses

Note 15 – Share-Based Compensation Expenses

Share-based compensation expenses comprised the following:

	2023	2022
Stock options and restricted share units	$5.5	$8.2
Deferred share units	(1.1)	1.9
	$4.4	$10.1

Share-based compensation expenses include expenses related to equity-settled stock options, restricted share units (“RSUs”) and deferred share units (“DSUs”), as well as the mark-to-market gain or loss related to the DSUs.